UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 201
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	Vice President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    May 1, 2008


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		62

Form 13F Information Table Value Total:		146,644



List of Other Included Managers:

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
				 		Value 	 Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip	 	(x1000)  Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	None
Alerus Finl Corp Com	COM	01446u-10-3	295	9512	SH	Sole				9512
Alico Inc		COM	016230-10-4	526	11916	SH	Sole				11916
Alleghany Corp		COM	017175-10-0	3203	9379	SH	Sole				9379
Allergan		COM	018490-10-2	677	12000	SH	Sole				12000
Allstate Corp		COM	020002-10-1	248	5163	SH	Sole				5163
Anheuser Busch Cos Inc	COM	035229-10-3	5283	111336	SH	Sole				111336
AT&T Inc		COM	00206R-10-2	449	11735	SH	Sole				11735
Automatic Data Process	COM	053015-10-3	1637	38622	SH	Sole				38622
Bank Of Amer Corp	COM	060505-10-4	2259	59589	SH	Sole				59589
Beckman Coulter		COM	075811-10-9	270	4184	SH	Sole				4184
Berkshire Hathaway Cl A	COM	084670-10-8	800	6	SH	Sole				6
Berkshire Hathaway Cl B	COM	084670-20-7	14081	3134	SH	Sole				3134
Citadel Broadcstg Corp	COM	17285T-10-6	19	11322	SH	Sole				11322
Citigroup Inc		COM	172967-10-1	547	25558	SH	Sole				25558
Covidien		COM	G2552X-10-8	2166	48956	SH	Sole				48956
Dell Computer Corp	COM	24702r-10-1	4186	210149	SH	Sole				210149
Dover Corp Com		COM	260003-10-8	2765	66168	SH	Sole				66168
Dover Motorsports Inc	COM	260174-10-7	617	100098	SH	Sole				100098
Exxon Mobil Corp	COM	30231g-10-2	3388	40051	SH	Sole				40051
Farmer Bros Corp	COM	307675-10-8	2010	86850	SH	Sole				86850
Farmers & Merchants Bk 	COM	308243-10-4	409	62	SH	Sole				62
First Natl Bk Alaska 	COM	32112J-10-6	1641	887	SH	Sole				887
General Electric Corp	COM	369604-10-3	883	23868	SH	Sole				23868
Genuine Parts Co Com	COM	372460-10-5	2967	73769	SH	Sole				73769
Gladstone Capital Corp	COM	376535-10-0	3161	168973	SH	Sole				168973
Glaxo Holdings Plc	COM	37733w-10-5	2066	48693	SH	Sole				48693
Hasbro Inc Com		COM	418056-10-7	5108	183069	SH	Sole				183069
Home Depot Inc Com	COM	437076-10-2	4039	144406	SH	Sole				144406
International SpeedCl A	COM	460335-20-1	3105	75363	SH	Sole				75363
IShares Tr MSCI EafeIdx	COM	464287-46-5	253	3521	SH	Sole				3521
Johnson & Johnson	COM	478160-10-4	3587	55290	SH	Sole				55290
Legg Mason Inc Com	COM	524901-10-5	3122	55766	SH	Sole				55766
Leucadia National Corp	COM	527288-10-4	5318	117599	SH	Sole				117599
Markel Corp Com		COM	570535-10-4	10216	23219	SH	Sole				23219
Marsh & McLennan Cos 	COM	571748-10-2	3022	124098	SH	Sole				124098
McClatchy Co Cl A	COM	579489-10-5	486	45385	SH	Sole				45385
Mohawk Inds Inc Com	COM	608190-10-4	569	7950	SH	Sole				7950
Morgan Stanley & Co	COM	617446-44-8	201	4399	SH	Sole				4399
Nestle Sa-Adr Repstg	COM	641069-40-6	934	7465	SH	Sole				7465
Norfolk Southern Corp	COM	655844-10-8	4240	78064	SH	Sole				78064
Paychex Inc		COM	704326-10-7	460	13438	SH	Sole				13438
Pepsico Inc		COM	713448-10-8	256	3541	SH	Sole				3541
Plum Creek Timber Dep	COM	729251-10-8	1959	48142	SH	Sole				48142
Procter & Gamble Co	COM	742718-10-9	305	4348	SH	Sole				4348
Progressive Corp Ohio	COM	743315-10-3	3213	199959	SH	Sole				199959
Provident Finl Svcs Inc	COM	74386T-10-5	560	39579	SH	Sole				39579
Royal Dutch Shell Cl A	COM	780257-80-4	966	14000	SH	Sole				14000
Royce Value Trust Inc	COM	780910-10-5	484	30866	SH	Sole				30866
Sandy Spring Bancorp 	COM	800363-10-3	4169	151490	SH	Sole				151490
SPDR Tr Unit Ser 1	COM	78462f-10-3	550	4167	SH	Sole				4167
St Joe Corporation	COM	790148-10-0	5160	120201	SH	Sole				120201
Tyco Electronics	COM	G9144P-10-5	1523	44366	SH	Sole				44366
Tyco Intl Ltd New Com	COM	902124-10-6	2568	58305	SH	Sole				58305
UST Inc.		COM	902911-10-6	341	6260	SH	Sole				6260
V F Corp Com		COM	918204-10-8	3830	49407	SH	Sole				49407
Verizon Communications 	COM	92343v-10-4	312	8548	SH	Sole				8548
Wal Mart Stores Inc Com	COM	931142-10-3	6436	122168	SH	Sole				122168
Walt Disney Holding Co	COM	254687-10-6	4743	151151	SH	Sole				151151
Washington Post Co Cl B	COM	939640-10-8	4343	6566	SH	Sole				6566
Washington Rl Est InvTr	COM	939653-10-1	229	6838	SH	Sole				6838
Wells Fargo & Co (new)	COM	949746-10-1	3071	105534	SH	Sole				105534
Wyeth			COM	983024-10-0	413	9900	SH	Sole				9900

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